Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 728	$ 815
Net amount recognized in the statement of financial position	728	815
Other offsetting agreements	(725)	(814)
Total net amount	3	1
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(6,397)	(5,886)
Net amount recognized in the statement of financial position	(6,397)	(5,886)
Other offsetting agreements	725	814
Total net amount	$ (5,672)	$ (5,071)